Corporate Information	12 Months Ended
Dec. 31, 2021
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (“CureVac” or “CV” or the “Company”) is the parent company of CureVac Group (“Group”) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

The Company is incorporated in the Netherlands and is registered in the commercial register at the Netherlands Chamber of Commerce under RSIN 861149336. The Company’s registered headquarters is Friedrich-Miescher-Strasse 15, 72076 Tuebingen, Germany. During fiscal 2021, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac between appr. 46 – 49 % during that period. dievini is thus considered to be the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

On August 14, 2020, the Company completed an initial public offering (IPO) on the Nasdaq Global Market; in connection with the IPO, the Company underwent a corporate reorganization by which CureVac N.V. became the parent holding company with 100% interest in CureVac AG. Prior to the reorganization, CureVac AG was the parent holding company of the Group; as part of the reorganization, CureVac B.V. was formed and existing shareholders of CureVac AG subscribed for new common shares in CureVac B.V. and agreed to transfer their respective shares in CureVac AG to CureVac B.V. as a contribution in kind against the issuance of the common shares in CureVac B.V. shares (share split) on a 1-to-133.0778 basis. As a result, CureVac B.V. became the holding company of CureVac AG, while the existing shareholders had a 100% shareholding in CureVac B.V. Effective with the IPO, CureVac B.V. changed its legal form and became CureVac N.V. and the common shares of CureVac B.V. were converted to common shares of CureVac N.V. These consolidated financial statements and corresponding financial statement notes reflect the retrospective effect of the share split, where applicable.